Note 6 - Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2019
Notes Tables
Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Year Ending December 31,
2019 (remaining three months of the year)	$418
2020	1,085
2021	1,123
2022	1,162
2023	1,203
Thereafter	1,138
6,128
Less: Imputed interest	(937)
Leasehold liability as of September 30, 2019	$5,192